Investment in associates (Details 4) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-current assets	$ 2,107,749,525	$ 2,418,873,599
Current assets	554,306,459	636,976,474
Non-current liabilities	424,225,591	868,571,768
Current liabilities	374,723,412	321,977,027
Equity attributable to holders of the parent	1,800,050,674	1,817,935,323
Non-controlling interests	63,056,307	47,365,955
Ecogas Inversiones S. A. [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	387,577,738	396,528,676
Current assets	214,869,148	135,671,418
Non-current liabilities	85,171,462	87,425,062
Current liabilities	134,524,507	96,856,644
Equity attributable to holders of the parent	207,286,641	189,348,818
Non-controlling interests	$ 175,464,276	$ 158,569,570